Cover	Feb. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2024
Entity File Number	001-12471
Entity Registrant Name	THE ARENA GROUP HOLDINGS, INC.
Entity Central Index Key	0000894871
Entity Tax Identification Number	68-0232575
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	24
Entity Address, Address Line Two	TH
Entity Address, Address Line Three	FLOOR
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10281
City Area Code	212
Local Phone Number	321-5002
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AREN
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false